Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Total lease cost	$ 12,827	$ 12,593
Right-of-use assets obtained in exchange for lease obligations	$ 35,600	$ 12,300
Weighted average remaining lease term	7 years 2 months 1 day		6 years 8 months 19 days
Weighted average discount rate	3.73%		3.29%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 36,100	$ 36,400
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost	10,000	10,000
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	$ 2,800	$ 2,600